Policyholder liabilities and unallocated surplus - Movement by gross, reinsurers' share and unallocated surplus (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	£ (328,172)	£ (316,436)
Income and expense included in the income statement and other comprehensive income	8,994	(31,106)
Other movements including amounts included in other comprehensive income	10,502	(35)
Foreign exchange translation differences	(13,990)	19,405
Insurance contract liabilities at end of period	(322,666)	(328,172)
Investment contract liabilities at beginning of period	(83,071)	(72,560)
Income and expense included in the income statement	(4,009)	(11,179)
Other movements including amounts included in other comprehensive income	643	374
Foreign exchange translation differences	(198)	294
Investment contract liabilities at end of period	(86,635)	(83,071)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	(16,951)	(14,317)
Income and expense included in the income statement and other comprehensive income	1,289	(2,871)
Other movements including amounts included in other comprehensive income	(38)	(78)
Foreign exchange translation differences	(145)	315
Unallocated surplus of with-profits funds on the consolidated statement of financial position	(15,845)	(16,951)
Claims outstanding	1,005	953
Investment contract liabilities with discretionary participation features	67,413	62,677
Investment contract liabilities without discretionary participation features	19,222	20,394
Claims paid	32,396	29,497
Change in reserves for held for sale Korea business		72
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	9,673	10,051
Income and expense included in the income statement and other comprehensive income	11,440	365
Other movements including amounts included in other comprehensive income	(10,502)
Foreign exchange translation differences	533	(743)
Insurance contract liabilities at end of period	11,144	9,673
Claims paid	£ 2,114	£ 1,828